Income tax benefit Income - Summary of Income Tax Expense Recognized (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Income Taxes [Abstract]
Current income tax for the year	$ (9,261)	$ (35,585)		$ (13,725)
Deferred taxes	3,013	42,581		38,810
Withholding taxes	(1,995)	2,170		(15,633)
Other taxes	11,935	0		0
Total	3,692	9,166	[1]	9,452	[1]
Tax benefit from compensation	$ 4,646	$ 4,758		$ 2,531

[1]	Certain figures and descriptions were re-presented (see Voluntary re-presentation from previous year in Note 2 - Material accounting policies and use of significant judgements and estimates).